PRIVATE LOANS (Tables)	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
Summary of Credit Ratings For Private Loans	The amortized cost of mortgage loans by year of origination by property-type are shown below:

US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Apartment	$1	$472	$223	83	$140	$101	$1,020
Hotel	35	225	99	39	130	500	1,028
Industrial	—	310	183	217	130	250	1,090
Office	1	119	29	24	46	857	1,076
Parking	—	55	29	27	13	293	417
Retail	—	264	118	65	35	379	861
Storage	8	8	22	36	38	16	128
Other	105	139	45	—	28	68	385
Total	$150	$1,592	$748	$491	$560	$2,464	$6,005
Allowance for credit losses							(47)
Total, net of allowance							$5,958
The following table summarizes the credit ratings for private loans:

AS AT US$ MILLIONS	June 30, 2023	December 31, 2022
A or higher	$53	$4
BBB	34	17
BB and below	455	395
Unrated	795	728
Total	$1,337	$1,144

Schedule of Allowance for Credit Losses
The rollforward of the allowance for credit losses for mortgage loans is shown below:

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2023	2022
Balance at January 1	$(41)	$(1)
Provision	(11)	(2)
Balance at March 31	(52)	(3)
Recovery (provision)	5	(35)
Balance at June 30	$(47)	$(38)
The asset and allowance balances for credit losses for mortgage loans by property-type are shown below:

AS AT	June 30, 2023		December 31, 2022
US$ MILLIONS	Asset Balance	Allowance	Asset Balance	Allowance
Apartment	$1,020	$(8)	$907	$(1)
Hotel	1,028	(8)	1,114	(6)
Industrial	1,090	(9)	1,050	(4)
Office	1,076	(8)	1,187	(17)
Parking	417	(3)	420	(6)
Retail	861	(7)	874	(4)
Storage	128	(1)	120	(2)
Other	385	(3)	257	(1)
Total	$6,005	$(47)	$5,929	$(41)
The rollforward of the allowance for credit losses for private loans is shown below:

FOR THE PERIOD ENDED JUN. 30 US$ MILLIONS	2023	2022
Balance at January 1	$(28)	$(12)
Recoveries	1	3
Balance at March 31	$(27)	$(9)
Provision	(3)	(4)
Balance at June 30	$(30)	$(13)